Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment Securities, Available For Sale	$ 414,644,840	$ 386,100,837
Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurements, Valuation Processes, Description	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	7.00%	0.00%
Minimum | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	16.00%	13.00%
Maximum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	97.00%	98.00%
Maximum | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	100.00%	100.00%